SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 441,061
2022 [Member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	182,787
2023 and Beyond [Member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 258,274